INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
OPERATING ACTIVITIES
Net income	$ 104	$ 211
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	311	352
Share-based compensation	60	42
Gain on acquisition of joint venture interest	0	(31)
Finance income	(37)	(39)
Finance expense	22	25
Deferred income taxes, net	67	(64)
Gain on disposal of property, plant and equipment	(9)	(32)
Other operating activities	(2)	(12)
Change in assets and liabilities, net of acquisitions:
Receivables, prepayments and other assets	215	0
Inventories	(109)	(177)
Trade and other payables	(102)	33
Net change in working capital	4	(144)
Interest received	34	32
Interest paid	(8)	(8)
Income taxes paid	(4)	(1)
Net cash provided by operating activities	542	331
INVESTING ACTIVITIES
Purchases of property, plant and equipment and intangible assets	(312)	(166)
Purchases of marketable securities	(390)	(397)
Proceeds from sale of marketable securities	267	50
Proceeds from maturities of marketable securities	375	286
Acquisitions, net of cash acquired	0	(19)
Other investing activities	9	35
Net cash used in investing activities	(51)	(211)
FINANCING ACTIVITIES
Purchase of treasury stock	(400)	0
Repayments of debt and lease obligations	(20)	(733)
Proceeds from issuance of equity instruments, net of taxes paid	(30)	16
Net cash used in financing activities	(450)	(717)
Effect of exchange rate changes on cash and cash equivalents	(1)	1
Net increase (decrease) in cash and cash equivalents	40	(596)
Cash and cash equivalents at the beginning of the period	1,809	2,192
Cash and cash equivalents at the end of the period	$ 1,849	$ 1,596